May 1, 2026

Phoenix Spectrum Edge+®

Issued by: Nassau Life Insurance Company

UPDATING SUMMARY PROSPECTUS

This Updating Summary Prospectus pertains to the Phoenix Spectrum Edge+ Variable Annuity (the “Contract”).

The prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also obtain this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com.

Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

Our obligations under the Contract are subject to our financial strength and claims-paying ability. The Contract is a complex investment and involves risks, including the fluctuation of contract values and possible loss of principal. The Contract is not a short term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties, as applicable.

GLOSSARY

The following are defined terms used in this Updating Summary Prospectus:

Contract: the deferred variable accumulation annuity contract for which this summary prospectus provides updated information.

Contract Owner (owner, you, your): Usually the person or entity to whom we issue the Contract.

Contract Value: Prior to the maturity date, the sum of all accumulation units held in the variable investment options of the Separate Account and the value held in the GIA. For eligible Contracts, the Contract Value is the sum of all accumulation units held in the variable investment options of the Separate Account and the value held in the GIA plus the value held in the loan security account, and less any loan debt.

Customer Service Office: The address that a policy owner should contact regarding all customer service matters, including premium payments, withdrawals, surrenders, transfers, exchanges, and fund/premium allocation requests. For payments, the address is P.O. Box 758572, Topeka, Kansas 66675-8572. For non-payment service matters, the address is P.O. Box 758573, Topeka, Kansas 66675-8573. For overnight payment delivery, the address is 5801 SW 6th Street, Mail Zone 572, Topeka, Kansas 66675-8606. The telephone number is 1-800-541-0171. The hours of operation are 8:30am – 6:00pm EST and the fax number is 1-785-368-1386.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

Nassau Life (our, us, we, company, or Company): Nassau Life Insurance Company.

Separate Account: Nassau Life Variable Accumulation Account.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The following is a summary of certain Contract features that have changed since the Updating Summary Prospectus dated May 1, 2025. This does not reflect all of the changes that have occurred since you entered into your Contract.

•

As previously notified, on or about May 20, 2026 (the “Liquidation Date”), the Lazard Retirement US Small Cap Equity Select Portfolio (the “Liquidating Fund”) will be liquidated. On the Liquidation Date, any Contract Value allocated to the Liquidating Fund will be automatically transferred to the Federated Hermes Government Money Fund II. Any such transfer will occur without charge and will not count toward any limit on transfers. Until the Liquidation Date, you may transfer any Contract Value allocated to the Liquidating Fund to any other variable investment option available under your Contract free of charge. For 60 days after the Liquidation Date, if any portion of your Contract Value was automatically transferred to the Federated Hermes Government Money Fund II as described above, you may transfer Contract Value from the Federated Hermes Government Money Fund II to any other variable investment option available under your Contract free of charge. Any such free transfer will not count toward any limit on the number of transfers that may be performed under your Contract (except restrictions to discourage frequent transfer activity and/or market timing).

Important Information You Should Consider About the Contract

FEES, EXPENSES, AND ADJUSTMENTS				LOCATION IN PROSPECTUS
Are There Charges or Adjustments for Early Withdrawals?

Yes. If you withdraw money from your contract, you may be assessed a surrender charge of up to 7% as a percentage of purchase payments withdrawn. A surrender charge applies until the purchase payment being withdrawn is seven complete years old or older.

For example, if you withdraw a $100,000 purchase payment during the first year that the purchase payment was made, you could be assessed a charge of up to $7000 on the purchase payment being withdrawn. This loss will be greater if there are taxes or tax penalties.

Fee Table; Deductions and Charges – Surrender Charges
Are There Transaction Charges?	Yes. In addition to surrender charges, we reserve the right to impose a transfer charge of up to $20 per transfer after the first 12 transfers in each contract year. Currently, we are not imposing a transfer charge.			Fee Table; Deductions and Charges – Transfer Charge
Are There Ongoing Fees and Expenses?	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.			Fee Table; Deductions and Charges; Appendix A: Investment Options Available under the Contract

	Annual Fee	Minimum	Maximum
	1. Base contract	1.23%(1)	1.38%(1)
	2. Underlying fund fees and expenses	0.27%(2)	5.82%(2)
	3. Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.15%(3)	2.70%(4)

FEES, EXPENSES, AND ADJUSTMENTS			LOCATION IN PROSPECTUS

(1)    The Base Contract charge is determined on an annualized basis as a percentage of average account value in the Separate Account, plus an amount attributable to the Annual Administrative Charge.

(2)    As a percentage of underlying fund assets. Underlying fund fees are as of 12/31/25. Underlying fund fees can vary from year to year.

(3)    If you elect death benefit option 2 (annual step-up), the mortality and expense risk fee will be increased by 0.15% as a annual percentage of average account value in the Separate Account.

(4)      As a percentage of the greater of the Benefit Base and Contract Value. The maximum charge relates to the rider for Phoenix Flexible Withdrawal Protector.

Because your contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the contract, which could add surrender charges that substantially increase costs.

	Lowest Annual Cost:	Highest Annual Cost:
	$1,400	$6,473
	Assumes:	Assumes:

●    Investment of $100,000

●    5% annual appreciation

●      Least expensive combination of contract classes and underlying fund fees and expenses

●    No optional benefits

●    No sales charges

●    No additional purchase payments, transfers, or withdrawals

●    Investment of $100,000

●    5% annual appreciation

●    Most expensive combination of contract classes, optional benefits and underlying fund fees and expenses

●    No sales charges

●    No additional purchase payments, transfers, or withdrawals

RISKS			LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this contract.		Principal Risks of Investing in Contract
Is This a Short Term Investment?

No.

●    This contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

●        Amounts withdrawn from the contract may result in surrender charges, taxes, and tax penalties.

●     A purchase payment being withdrawn is subject to a surrender charge until seven complete years have passed since the purchase payment was made.

Principal Risks of Investing in Contract; Deductions and Charges; Federal Income Taxes

RISKS		LOCATION IN PROSPECTUS

●    Surrender charges will reduce the value of your contract if you withdraw money during the surrender charge period.

●    The benefits of tax deferral also mean the contract is more beneficial to investors with a long time horizon.

What are the Risks Associated with the Investment Options?

●    An investment in the contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the contract (e.g., portfolio companies).

●    Each investment option (including the GIA) will have its own unique risks, and you should review the available investment options before making an investment decision.

Principal Risks of Investing in the Contract; GIA; Appendix A: Investment Options Available Under The Contract
What are the Risks Related to the Insurance Company?	An investment in the contract is subject to the risks related to Nassau Life, including that any obligations (including under the GIA), guarantees, or benefits are subject to the claims-paying ability of Nassau Life. More information about Nassau Life, including its financial strength ratings, is available by calling us at 1-800-541-0171.	Principal Risks of Investing in the Contract; Nassau Life and the Separate Account
RESTRICTIONS		LOCATION IN PROSPECTUS
Are There Restrictions on the Investment Options?

Yes.

●    Nassau Life reserves the right to remove or substitute variable investment options available under the contract.

●        Transfers to and from the GIA are subject to significant limitations.

●    We reserve the right to limit transfers if frequent or large transfers occur.

●        The availability of investment options may vary depending on the broker-dealer through which your contract was purchased.

Nassau Life And The Separate Account; GIA; Market Timing And Other Disruptive Trading; Appendix C: Financial Intermediary Variations
Are There Any Restrictions on Contract Benefits?

Yes.

●    Ability to elect one of the optional benefits may be restricted by minimum and maximum issue age requirements, ownership and beneficiary limitations, and is subject to state availability and regulation

●    The GMWB benefit is available only if you allocate premiums to an approved asset allocation or strategic program and remain fully invested in the program for duration of the benefit. This will limit or restrict the investment options that you may select under the contract. We reserve the right to restrict availability of investment options and programs.

●    Under GMWB, if you take withdrawals from the contract prior to the Benefit Eligibility Date, the Benefit Base will be reduced by the withdrawal in the same proportion as the Contract Value is reduced by the withdrawal. Thus, the

Benefits Available under the Contract; Payment Upon Death Before Maturity Date; Appendix C: Financial Intermediary Variations

RESTRICTIONS	LOCATION IN PROSPECTUS

Benefit Base can be reduced by an amount greater than the dollar amount withdrawn.

●    GMIB may not be elected 30 days after the contract anniversary following the older annuitant’s 90th birthday.

●    Withdrawals made while the GMIB or GMWB benefit is in effect, including loans, can reduce the benefit value by more than the amount withdrawn and could terminate the benefit.

●    Election of GMIB rider is irrevocable.

●        Withdrawals and loans may significantly reduce the death benefit.

●        Except as otherwise provided, benefits may not be modified or terminated by us.

●        The availability of contract benefits may vary depending on the broker-dealer through which your contract was purchased.

TAXES	LOCATION IN PROSPECTUS
What Are the Contract’s Tax Implications?

●    You should consult with a tax professional to determine the tax implications of an investment in and payments received under the contract.

●    If you purchase the contract through a qualified retirement plan or individual retirement account (IRA), you do not receive any additional tax benefit.

●    Earnings on your contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

Federal Income Taxes
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How Are Investment Professionals Compensated?

To compensate those who have sold a contract, we generally pay compensation as a percentage of purchase payments invested in the contract. Alternatively, we may pay lower compensation on purchase payments but pay periodic, asset-based compensation in all or some years based on all or a portion of the contract value. To the extent permitted by FINRA rules, overrides and promotional incentives or cash and non-cash payments also may be provided to the broker-dealer through which a contract has been sold, based on sales volumes, the assumption of wholesaling functions, or other sales-related criteria. Additional payments may be made for other services not directly related to the sale of the contract, including the recruitment and training of personnel, production of promotional literature and similar services. The existence of these compensation arrangements can create a conflict of interest that potentially could influence a registered representative to recommend this contract over another investment.

Sales Of Variable Accumulation Contracts
CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
Should I Exchange My Contract?

As a general matter, some investment professionals could have a financial incentive to offer you this contract in place of another contract you currently own. Similarly, some investment professionals may have a financial incentive to offer you a new contract in place of this one.

You should only exchange a contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract. Currently, we do not offer this contract for new sales, and thus would not offer this contract in connection with such a replacement transaction.

Sales Of Variable Accumulation Contracts

APPENDIX A – Investment Options Available Under The Contract

Variable Options

The following is a list of underlying funds available under the contract. More information about the underlying funds is available in the prospectuses for the funds, which may be amended from time to time and can be found online at https://nassau.onlineprospectus.net/Nassau/Products/index.html. You can also request this information at no cost by calling 1-800-541-0171 or by sending an email request to customer_contact_center@nfg.com. Depending on the optional benefits you chose, if any, you may not be able to invest in certain variable investment options.

The current expenses and performance information below reflects fees and expenses of the funds, but does not reflect the other fees and expenses that your contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each fund’s past performance is not necessarily an indication of future performance.

The availability of variable investment options may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Alger Capital Appreciation Portfolio[1,2] (Class 1-2 Shares) - Fred Alger Management, LLC	0.94%	32.87%	16.33%	18.17%
Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400® Index.	CVT S&P Midcap 400 Index Portfolio (Class I) [3] - Calvert Research and Management/Ameritas Investment Partners, Inc.	0.33%	7.14%	8.77%	10.37%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.25%	17.63%	14.13%	14.52%
Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP (Class A) [3] - DWS Investment Management Americas, Inc. Northern Trust Investments, Inc.	0.37%	12.64%	5.84%	9.33%
Provides current income.	Federated Hermes Fund for U.S. Government Securities II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.78%	6.80%	-0.84%	1.06%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Provides current income consistent with stability of principal and liquidity.	Federated Hermes Government Money Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.63%	3.73%	2.80%	1.73%
Seeks high current income.	Federated Hermes High Income Bond Fund II3 - Federated Investment Management Company Federated Advisory Services Company (FASC)	0.81%	8.23%	3.70%	5.59%
Seeks to achieve capital appreciation.	Fidelity® VIP Growth Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.65%	14.80%	13.59%	17.33%
Seeks long-term capital appreciation.	Fidelity® VIP ContrafundSM Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.64%	21.42%	15.26%	15.66%
Seeks to provide capital growth.	Fidelity® VIP Growth Opportunities Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	21.89%	11.20%	19.82%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity® VIP Investment Grade Bond Portfolio (Service Class) [3] - FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.47%	7.14%	-0.06%	2.61%
Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Income VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.72%	12.56%	7.66%	7.30%
Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Shares VIP Fund (Class 2) - Franklin Mutual Advisers, LLC	0.94%	11.52%	9.20%	7.53%
Seeks capital appreciation.	Invesco V.I. Discovery Large Cap Fund[3,4] - Invesco Adviser, Inc.	0.80%	12.79%	11.69%	14.22%
Seeks capital appreciation.	Invesco V.I. Global Fund (Series II) - Invesco Adviser, Inc.	1.06%	15.05%	7.01%	10.72%
Seeks capital appreciation.	Invesco V.I. Main Street Small Cap Fund® (Series II) - Invesco Adviser, Inc.	1.09%	8.44%	8.07%	10.31%
Seeks long-term growth of capital.	Invesco V.I. Main Street Mid Cap Fund® (Series I) [1,2] - Invesco Adviser, Inc.	0.94%	9.19%	9.11%	9.35%
Seeks capital growth.	Invesco V.I. American Franchise Fund (Series I) - Invesco Adviser, Inc.	0.85%	11.67%	10.35%	14.87%
Seeks long-term growth of capital.	Invesco V.I. Core Equity Fund (Series I Shares) [1,2] - Invesco Adviser, Inc.	0.80%	16.17%	12.81%	11.73%
Seeks capital appreciation and current income.	Invesco V.I. Equity and Income Fund (Series II) - Invesco Adviser, Inc.	0.82%	12.52%	8.68%	8.64%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks long-term capital appreciation.	Lazard Retirement US Small Cap Equity Select Portfolio (Service Shares) [1,2,3,8] - Lazard Asset Management LLC	1.10%	2.18%	4.82%	7.22%
Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord Abbett Bond-Debenture Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.04%	8.33%	2.10%	4.72%
Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord Abbett Growth and Income Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	0.93%	17.29%	13.34%	11.12%
Seeks capital appreciation through investments, primarily in equity securities.	Lord Abbett Mid Cap Stock Portfolio (Class VC Shares) - Lord, Abbett & Co. LLC	1.15%	7.05%	10.16%	7.98%
Seeks to provide investors with capital appreciation.	Morningstar Aggressive Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.85%	20.00%	10.55%	10.36%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Balanced ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	14.82%	6.61%	7.25%
Seeks to provide investors with capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.82%	17.91%	8.82%	9.05%
Seeks to provide investors with capital appreciation and some current income.	Morningstar Income and Growth ETF Asset Allocation Portfolio (Class II) - Morningstar Investment Management LLC	0.84%	11.70%	4.43%	5.46%
Seeks growth of capital.	Neuberger Berman AMT Mid Cap Growth Portfolio Class S - Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Invests predominantly in securities of companies selected in accordance with the Fund's Sustainable Investing Criteria.	Quality Equity Portfolio Class S3, 7 - Neuberger Berman Investment Advisers LLC (“Manager”) is the Fund’s investment manager	1.12%	13.43%	12.54%	12.66%
Seeks maximum real return, consistent with prudent investment management.	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class) - PIMCO	3.29%	18.85%	10.47%	6.43%
Seeks maximum real return, consistent with preservation of real capital and prudent investment management	PIMCO VIT Real Return Portfolio (Advisor Class) - PIMCO	1.49%	7.74%	1.11%	3.11%
Seeks maximum total return, consistent with preservation of capital and prudent investment management.	PIMCO VIT Total Return Portfolio (Advisor Class) - PIMCO	0.83%	8.78%	-0.08%	2.26%
Seeks to provide total returns that inversely correlate, before fees and expenses, to the price movement of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis.	Rydex VT Inverse Government Long Bond Strategy Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	5.67%	1.85%	12.87%	1.41%
Seeks to provide investment results that match, before fees and expenses, the performance of a specific benchmark on a daily basis.	Rydex VT Nova Fund[1,2,3] - Security Investors, LLC. / Guggenheim Investments	1.74%	20.87%	16.53%	17.73%
Seeks long-term capital appreciation.	Templeton Emerging Markets VIP Fund (Class 2)[9] - Templeton Asset Management Ltd.	1.37%	46.27%	5.46%	10.40%
Seeks long-term capital growth.	Templeton Foreign VIP Fund (Class 2)[3] - Templeton Investment Counsel, LLC	1.08%	29.19%	8.25%	5.75%
Seeks long-term capital growth.	Templeton Growth VIP Fund (Class 2) - Templeton Global Advisors Limited	1.12%	23.83%	7.95%	7.04%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income.	TVST Touchstone Balanced Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.79%	14.16%	8.64%	9.81%
Seeks to provide as high a level of current income as is consistent with the preservation of capital. Capital appreciation is a secondary goal.	TVST Touchstone Bond Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.62%	7.63%	-0.14%	2.13%
Seeks to provide investors with capital appreciation.	TVST Touchstone Common Stock Fund (Class I)[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.73%	17.83%	13.80%	14.20%
Seeks to provide investors with growth of capital.	TVST Touchstone Small Company Fund[3] - Touchstone Advisors, Inc. Fort Washington Investment Advisors, Inc.	0.76%	9.72%	9.10%	11.37%
Seeks capital appreciation and income.	Virtus Duff & Phelps Real Estate Securities Series A - Virtus Investment Advisers, LLC (“VIA”) Duff & Phelps Investment Management Co.	1.10%	0.72%	6.06%	5.95%
Seeks long-term growth of capital	Virtus KAR Capital Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.03%	6.96%	5.43%	13.10%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks capital appreciation and current income	Virtus KAR Equity Income Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	0.98%	13.92%	7.76%	9.68%
Seeks long-term capital growth.	Virtus KAR Small-Cap Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.14%	-22.62%	-5.76%	11.33%
Seeks long-term capital appreciation.	Virtus KAR Small-Cap Value Series A3 - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC	1.10%	-4.50%	2.57%	8.90%
Seeks long-term total return.	Virtus Newfleet Multi-Sector Intermediate Bond Series A3 - Virtus Investment Advisers, LLC (“VIA”) Newfleet Asset Management, LLC	0.94%	7.58%	2.52%	4.23%
Seeks high total return consistent with reasonable risk	Virtus SGA International Growth Series A3 - Virtus Investment Advisers, LLC (“VIA”) Sustainable Growth Advisers, LP	1.10%	9.26%	1.42%	4.10%

Type/Investment Objective	Fund - Investment Advisor Sub-Adviser(s)	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 Year	5 Years	10 Years
Seeks high total return over an extended period of time consistent with prudent investment risk	Virtus Tactical Allocation Series (Class A Shares)[3] - Virtus Investment Advisers, LLC (“VIA”) Kayne Anderson Rudnick Investment Management, LLC (“KAR”) is the subadviser for the equity portion of the Series, and Newfleet Asset Management, LLC (“Newfleet”) is the subadviser for the fixed income portion of the Series.	0.95%	6.79%	2.09%	7.77%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn International Fund[3,5] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	1.08%	12.76%	-1.00%	4.31%
Seeks long-term capital appreciation.	Columbia Variable Portfolio - Acorn Fund[3,6] - Columbia Management Investment Advisers, LLC (effective Jul 7, 2025; previously Columbia Wanger Asset Management, LLC)	0.91%	4.47%	1.02%	8.66%

1 This fund is closed to new investors.

2 For contract owners who had value allocated to a fund before its applicable closure date, the following restrictions apply: (1) only regular purchase payments are allowed into the fund; (2) no transfers from other funds are allowed into the fund; (3) existing allocation percentages may only be reduced and the fund may not be added to an allocation schedule; (4) existing dollar cost averaging (“DCA”) percentages may only be reduced and the fund may not be added to a DCA allocation schedule; and (5) existing rebalancing percentages may only be reduced and the fund may not be added to the rebalancing allocation schedule.

3 The current expenses of this fund reflect a temporary fee waiver or expense reimbursement arrangement.

4 Formerly known as Invesco V.I. Capital Appreciation Fund.

5 Formerly known as Wanger International.

6 Formerly known as Wanger Acorn.

7 Formerly known as Neuberger Berman AMT Sustainable Equity Portfolio Class S.

8 Effective May 20, 2026, this fund will no longer be available for investment by new or existing investors.

9 Formerly known as Templeton Developing Markets VIP Fund (Class 2).

Fixed Options

The following is a list of fixed options currently available under the contract. Except as otherwise provided under the contract, we may change the features of the fixed option listed below, offer new fixed options, and terminate existing fixed options. We will provide you with written notice before doing so. See “GIA” in the prospectus for more information about the available fixed option. Depending on the optional benefits you chose, if any, you may not be able to invest in a fixed option.

The availability of a fixed option may vary depending on the broker-dealer through which your contract was purchased. See Appendix C: Financial Intermediary Variations in the prospectus for more information.

Name	Minimum Guaranteed Interest Rate
Guaranteed Interest Account	3%

Investment Restrictions for GMWB

If you elected an optional GMWB rider, you must allocate all purchase payments and Contract Value to one “program” that is available at the time of your election. Contract Value and purchase payments may never be allocated to more than one program. You may, at any time, switch your program to any other available program, but transfers of partial Contract Value are not permitted. We may discontinue, modify, or amend programs and we may make different programs available in the future. Regardless of program availability changes, you will be permitted to remain in the program in which you are invested and to allocate additional purchase payments to that program. In general, if you transfer out of a program, you will not be able to transfer back into that program if it is not available on the date of the requested transfer. The table below shows program availability during various time periods. For additional information, see “Additional Programs - Asset Allocation and Strategic Programs” in the prospectus.

	Phoenix Flexible Withdrawal Protector	GMWB 2007
Beginning 6/22/09	Phoenix Dynamic—The following asset allocation options are available:	Phoenix Dynamic—The following asset allocation options are available:
	● Moderate	● Moderate
	● Moderate Growth	● Moderate Growth
3/9/09—6/21/09	Ibbotson-Strategic—The following asset allocation options are available:	Ibbotson Strategic—The following asset allocation options are available:
	● Conservative	● Conservative
	● Moderately Conservative	● Moderately Conservative
	● Moderate	● Moderate
	Franklin Founding	● Moderately Aggressive
● Aggressive
Franklin Founding
11/17/08—3/8/09	Same as later periods above	Same as later periods above
Prior to 11/17/08	Ibbotson Strategic—The following asset allocation options are available:	Same as later periods above
● Conservative
● Moderately Conservative
● Moderate
● Moderately Aggressive
Franklin Founding

The Prospectus and Statement of Additional Information, each dated May 1, 2026, are incorporated by reference into this Updating Summary Prospectus. For a free copy of the Prospectus or Statement of Additional Information, or for general inquiries, contact our Customer Service Office. You may also go online at https://nassau.onlineprospectus.net/Nassau/Products/index.html.

EDGAR Contract Identifier Number: C000070729